Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Other Current Liabilities [Abstract]
Schedule of other current liabilities

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Output VAT	$80,565	$78,479
Accrued expenses	930,341	740,899
Payroll payable	382,054	589,030
Other payables	184,618	221,669
Other current liabilities	$1,577,578	$1,630,077